COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total client margin asset	$ 3,317,028,071	$ 1,759,500,650
Fulfillment of client margin financings	68,484,571	202,004,165
Fulfillment of client short sales	35,430,753	31,612,750
Securities lending to other brokers	923,830,433	392,897,973
Total collateral repledged	$ 162,535,184	$ 3,902,987
Financial Instrument, Owned, Pledged Status [Extensible Enumeration]	us-gaap:AssetPledgedAsCollateralMember	us-gaap:AssetPledgedAsCollateralMember
Asset pledged as collateral with right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral repledged	$ 1,027,745,757	$ 626,514,888